Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (1.7%)
	Cable One Inc.	6,588	13,049
	New York Times Co. Class A	175,549	7,533
	TEGNA Inc.	266,580	3,841
*	TripAdvisor Inc.	117,066	3,056
*	Yelp Inc.	83,433	2,665
	World Wrestling Entertainment Inc. Class A	56,668	2,439
	Telephone & Data Systems Inc.	120,821	2,293
	Cinemark Holdings Inc.	129,968	2,008
	John Wiley & Sons Inc. Class A	53,216	1,838
*,1	AMC Networks Inc. Class A	35,924	1,184
			39,906
Consumer Discretionary (14.9%)
*	Caesars Entertainment Inc.	242,482	16,518
*	Penn National Gaming Inc. Class B	175,150	12,261
	Dunkin' Brands Group Inc.	100,024	10,637
*	Five Below Inc.	67,895	10,619
	Service Corp. International	214,256	10,421
	Williams-Sonoma Inc.	94,587	10,354
	Gentex Corp.	298,846	9,742
	Lear Corp.	66,319	9,480
	Lithia Motors Inc. Class A	31,153	9,013
*	Deckers Outdoor Corp.	34,068	8,673
*	RH	18,764	8,503
*	Grubhub Inc.	112,202	7,892
	Churchill Downs Inc.	43,145	7,763
	Harley-Davidson Inc.	186,322	7,507
	Brunswick Corp.	96,240	7,183
*	TopBuild Corp.	40,216	7,007
	Polaris Inc.	70,100	6,730
	Toll Brothers Inc.	139,601	6,610
*	Mattel Inc.	421,778	6,533
	Wyndham Hotels & Resorts Inc.	113,272	6,513
	Thor Industries Inc.	67,116	6,477
	Marriott Vacations Worldwide Corp.	49,920	6,356
*	Helen of Troy Ltd.	30,791	6,219
	Kohl's Corp.	191,883	6,179
*	Ollie's Bargain Outlet Holdings Inc.	69,155	6,090
	Texas Roadhouse Inc.	79,332	6,013
*	Tempur Sealy International Inc.	233,256	5,876
*	Skechers U.S.A. Inc. Class A	165,770	5,548
	Aaron's Holdings Co. Inc.	81,667	5,139

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	57,524	4,802
	Wendy's Co.	217,816	4,790
	Foot Locker Inc.	126,783	4,742
	Carter's Inc.	53,089	4,724
	Wingstop Inc.	36,011	4,585
	Dick's Sporting Goods Inc.	79,271	4,503
	H&R Block Inc.	234,768	4,414
*	Fox Factory Holding Corp.	50,435	4,401
	Wyndham Destinations Inc.	103,736	4,363
*	AutoNation Inc.	71,107	4,358
	Murphy USA Inc.	33,021	4,233
*	Visteon Corp.	33,876	4,094
	Cracker Barrel Old Country Store Inc.	28,840	4,026
*	Taylor Morrison Home Corp.	157,863	3,991
	KB Home	107,194	3,773
	Boyd Gaming Corp.	97,641	3,758
*	Adient plc	114,359	3,578
	Choice Hotels International Inc.	35,056	3,493
[1]	Nordstrom Inc.	131,606	3,411
	American Eagle Outfitters Inc.	180,777	3,252
	Papa John's International Inc.	39,970	3,212
	Columbia Sportswear Co.	36,928	3,026
	Dana Inc.	175,357	2,953
	Goodyear Tire & Rubber Co.	282,804	2,947
	Six Flags Entertainment Corp.	91,559	2,814
	Strategic Education Inc.	29,625	2,782
*	TRI Pointe Group Inc.	158,178	2,765
	Jack in the Box Inc.	27,523	2,532
*	Scientific Games Corp.	67,812	2,528
*	Urban Outfitters Inc.	83,071	2,275
	Graham Holdings Co. Class B	5,035	2,251
*	Adtalem Global Education Inc.	62,964	1,803
*	WW International Inc.	57,204	1,688
			350,723
Consumer Staples (3.7%)
*	Boston Beer Co. Inc. Class A	11,077	10,311
*	Darling Ingredients Inc.	196,923	9,507
	Casey's General Stores Inc.	44,877	8,153
*	Post Holdings Inc.	76,557	7,232
*	BJ's Wholesale Club Holdings Inc.	167,734	6,875
	Ingredion Inc.	81,449	6,284
	Flowers Foods Inc.	239,333	5,311
	Lancaster Colony Corp.	23,782	4,027
*	Grocery Outlet Holding Corp.	101,474	3,919
*	Hain Celestial Group Inc.	101,704	3,916
	Sanderson Farms Inc.	24,109	3,296
	Nu Skin Enterprises Inc. Class A	62,592	3,224
*	Sprouts Farmers Market Inc.	143,148	3,030
	Energizer Holdings Inc.	70,685	2,961
*	TreeHouse Foods Inc.	68,575	2,821
	Coty Inc. Class A	343,563	2,470
*	Edgewell Personal Care Co.	65,967	2,292
*	Pilgrim's Pride Corp.	59,452	1,123
[1]	Tootsie Roll Industries Inc.	21,073	653
			87,405
Energy (1.2%)
	EQT Corp.	335,248	4,989

		Shares	Market Value ($000)
	Cimarex Energy Co.	124,186	4,464
	Equitrans Midstream Corp.	494,835	4,038
*	WPX Energy Inc.	491,885	3,502
*	ChampionX Corp.	225,518	2,679
*	CNX Resources Corp.	272,545	2,565
	Antero Midstream Corp.	347,051	2,339
	World Fuel Services Corp.	77,055	2,190
	Murphy Oil Corp.	175,254	1,763
			28,529
Financials (14.6%)
	FactSet Research Systems Inc.	46,186	15,415
	Brown & Brown Inc.	285,345	12,849
	RenaissanceRe Holdings Ltd.	62,266	10,251
	Alleghany Corp.	17,397	10,007
	Reinsurance Group of America Inc.	82,591	9,521
	Eaton Vance Corp.	138,774	9,295
	First Horizon Corp.	672,406	8,217
	Commerce Bancshares Inc.	121,983	8,046
	SEI Investments Co.	147,789	7,796
	American Financial Group Inc.	87,168	7,794
	East West Bancorp Inc.	171,974	7,347
	Signature Bank	65,114	7,305
	Prosperity Bancshares Inc.	112,638	7,077
	First American Financial Corp.	135,571	6,567
	Primerica Inc.	48,051	6,260
	TCF Financial Corp.	185,093	6,219
	Old Republic International Corp.	343,800	6,161
	Essent Group Ltd.	136,691	5,995
	Jefferies Financial Group Inc.	262,594	5,969
	Stifel Financial Corp.	83,370	5,778
	First Financial Bankshares Inc.	172,701	5,772
	Cullen/Frost Bankers Inc.	67,861	5,694
	Synovus Financial Corp.	179,158	5,656
	Kemper Corp.	74,690	5,598
	New York Community Bancorp Inc.	564,304	5,468
	Janus Henderson Group plc	183,399	5,232
	Hanover Insurance Group Inc.	45,878	5,154
	Interactive Brokers Group Inc. Class A	96,152	5,073
	Pinnacle Financial Partners Inc.	92,259	4,997
	Affiliated Managers Group Inc.	56,632	4,934
	MGIC Investment Corp.	411,888	4,926
	SLM Corp.	456,454	4,843
	Glacier Bancorp Inc.	116,056	4,732
	United Bankshares Inc.	157,867	4,622
	RLI Corp.	48,122	4,607
	Selective Insurance Group Inc.	72,781	4,499
	Evercore Inc. Class A	49,394	4,491
	Valley National Bancorp	491,337	4,491
	Webster Financial Corp.	109,759	4,153
	Bank OZK	147,123	4,114
	CIT Group Inc.	119,814	4,013
*	Brighthouse Financial Inc.	113,238	3,975
	Wintrust Financial Corp.	70,116	3,821
	Sterling Bancorp	236,757	3,783
	Umpqua Holdings Corp.	268,093	3,724
	CNO Financial Group Inc.	172,554	3,672
	Bank of Hawaii Corp.	48,761	3,651
	UMB Financial Corp.	52,620	3,579

		Shares	Market Value ($000)
	FNB Corp.	393,600	3,475
*	Texas Capital Bancshares Inc.	61,442	3,435
	Home BancShares Inc.	185,065	3,426
*	LendingTree Inc.	13,291	3,397
	PacWest Bancorp	142,175	3,307
	FirstCash Inc.	50,295	3,231
	Federated Hermes Inc.	115,946	3,112
	BancorpSouth Bank	117,013	2,966
	Hancock Whitney Corp.	104,804	2,944
	Associated Banc-Corp	186,536	2,858
*	Genworth Financial Inc. Class A	614,109	2,788
	Cathay General Bancorp	90,836	2,566
	Fulton Financial Corp.	196,710	2,423
	Navient Corp.	235,375	2,205
	International Bancshares Corp.	67,568	2,190
	Washington Federal Inc.	91,889	2,147
	Trustmark Corp.	76,974	1,910
	Mercury General Corp.	32,244	1,434
			342,957
Health Care (10.9%)
*	Masimo Corp.	61,467	15,643
*	Molina Healthcare Inc.	72,103	14,718
	Bio-Techne Corp.	46,874	14,217
*	Charles River Laboratories International Inc.	60,405	14,166
*	Repligen Corp.	59,373	11,261
	Encompass Health Corp.	120,902	9,742
*	Amedisys Inc.	39,479	9,664
*	Jazz Pharmaceuticals plc	67,433	9,488
	Chemed Corp.	19,355	9,257
*	Penumbra Inc.	40,830	9,060
*	Quidel Corp.	46,419	9,054
*	PRA Health Sciences Inc.	77,765	8,725
*	Arrowhead Pharmaceuticals Inc.	124,378	7,777
	Hill-Rom Holdings Inc.	80,984	7,682
*	LHC Group Inc.	38,411	7,541
*	Exelixis Inc.	375,693	7,198
*	United Therapeutics Corp.	54,002	7,163
*	Haemonetics Corp.	61,644	6,957
*	HealthEquity Inc.	93,242	6,685
*	Halozyme Therapeutics Inc.	156,628	6,124
*	Syneos Health Inc.	84,983	5,595
*	Globus Medical Inc. Class A	91,620	5,505
*	Neogen Corp.	64,519	4,789
*	Integra LifeSciences Holdings Corp.	86,116	4,713
*	Acadia Healthcare Co. Inc.	108,239	4,595
*	Emergent BioSolutions Inc.	54,741	4,485
*	ICU Medical Inc.	23,695	4,471
*	Medpace Holdings Inc.	33,183	4,259
*	Tenet Healthcare Corp.	128,270	4,032
*	Nektar Therapeutics	217,805	3,570
*	LivaNova plc	59,064	3,122
	Patterson Cos. Inc.	105,248	2,922
*	NuVasive Inc.	62,204	2,881
	Cantel Medical Corp.	45,532	2,706
*	Avanos Medical Inc.	58,051	2,461

		Shares	Market Value ($000)
*	Prestige Consumer Healthcare Inc.	60,921	2,167
*,1	Ligand Pharmaceuticals Inc.	19,602	1,654
			256,049
Industrials (18.0%)
*	Generac Holdings Inc.	76,347	16,460
	Graco Inc.	202,701	13,731
	Nordson Corp.	65,623	13,375
	Lennox International Inc.	42,324	12,182
*	Sunrun Inc.	188,199	12,060
*	XPO Logistics Inc.	111,037	11,845
	Toro Co.	130,460	11,834
	Hubbell Inc.	65,917	10,652
*	Trex Co. Inc.	140,743	10,530
*	AECOM	194,996	10,118
*	IAA Inc.	162,861	9,759
*	Axon Enterprise Inc.	77,179	9,701
	Carlisle Cos. Inc.	66,353	9,610
	Owens Corning	131,313	9,569
*	Middleby Corp.	67,623	9,196
	Watsco Inc.	39,904	9,073
	Lincoln Electric Holdings Inc.	72,171	8,300
	Donaldson Co. Inc.	153,340	8,164
	Woodward Inc.	70,526	7,887
*	Stericycle Inc.	111,230	7,835
	Tetra Tech Inc.	65,519	7,813
	ITT Inc.	105,021	7,628
	CoreLogic Inc.	96,608	7,487
	AGCO Corp.	74,663	6,907
	Oshkosh Corp.	82,798	6,665
	MSA Safety Inc.	43,970	6,571
	Knight-Swift Transportation Holdings Inc.	153,143	6,323
	Landstar System Inc.	46,664	6,133
	ManpowerGroup Inc.	70,609	6,118
	Timken Co.	82,185	6,036
	Regal Beloit Corp.	49,343	5,874
	Curtiss-Wright Corp.	50,559	5,827
	EMCOR Group Inc.	66,768	5,754
	Acuity Brands Inc.	48,208	5,723
*	Builders FirstSource Inc.	141,975	5,311
	Hexcel Corp.	101,581	5,030
*	JetBlue Airways Corp.	331,415	5,001
*	ASGN Inc.	63,859	4,992
	Simpson Manufacturing Co. Inc.	52,886	4,860
*	Mercury Systems Inc.	68,133	4,852
	nVent Electric plc	206,782	4,756
*	FTI Consulting Inc.	44,521	4,676
	MSC Industrial Direct Co. Inc. Class A	55,386	4,615
*	Clean Harbors Inc.	62,285	4,508
*	Colfax Corp.	122,452	4,418
	Valmont Industries Inc.	25,999	4,237
	EnerSys	51,695	4,229
	Crane Co.	60,042	4,175
	Brink's Co.	61,498	4,127
	Ryder System Inc.	65,520	3,880
*	MasTec Inc.	68,296	3,873
	Insperity Inc.	43,925	3,756
*	Kirby Corp.	73,106	3,699
*	Univar Solutions Inc.	205,850	3,685

		Shares	Market Value ($000)
	Kennametal Inc.	100,984	3,533
	GATX Corp.	42,624	3,400
	KAR Auction Services Inc.	156,842	2,831
	Werner Enterprises Inc.	70,442	2,817
	Terex Corp.	84,453	2,618
	Fluor Corp.	151,414	2,615
	Herman Miller Inc.	71,451	2,546
	Trinity Industries Inc.	108,017	2,468
*	Dycom Industries Inc.	38,640	2,429
*	Avis Budget Group Inc.	62,568	2,201
	Healthcare Services Group Inc.	90,326	2,138
	HNI Corp.	51,768	1,887
			422,903
Information Technology (16.6%)
*	Enphase Energy Inc.	153,216	20,925
*	Trimble Inc.	304,237	18,215
*	SolarEdge Technologies Inc.	60,941	16,940
*	Fair Isaac Corp.	35,258	16,669
	Monolithic Power Systems Inc.	51,331	16,424
	Cognex Corp.	210,410	15,810
*	Ceridian HCM Holding Inc.	157,843	15,219
*	PTC Inc.	127,050	13,702
*	Cree Inc.	133,359	12,054
	Universal Display Corp.	52,109	11,935
*	First Solar Inc.	103,073	9,630
*	WEX Inc.	53,606	9,287
	MKS Instruments Inc.	67,016	9,247
*	Paylocity Holding Corp.	45,142	8,875
*	Arrow Electronics Inc.	94,381	8,650
*	II-VI Inc.	126,053	8,528
*	Ciena Corp.	186,825	8,370
	SYNNEX Corp.	50,087	8,029
*	Lumentum Holdings Inc.	91,435	7,898
*	Manhattan Associates Inc.	77,227	7,896
*	CACI International Inc. Class A	30,506	7,239
	Littelfuse Inc.	29,594	7,118
	CDK Global Inc.	147,750	7,077
	Science Applications International Corp.	70,717	6,544
	Jabil Inc.	164,774	6,298
*	Silicon Laboratories Inc.	53,255	6,242
	National Instruments Corp.	159,840	5,983
*	Cirrus Logic Inc.	71,020	5,689
	CMC Materials Inc.	35,341	5,452
	MAXIMUS Inc.	74,565	5,355
*	Semtech Corp.	79,252	5,347
*	Sailpoint Technologies Holdings Inc.	110,314	5,136
*	J2 Global Inc.	54,447	4,879
	KBR Inc.	173,199	4,810
*	LiveRamp Holdings Inc.	80,144	4,689
*	ACI Worldwide Inc.	141,629	4,614
*	NCR Corp.	156,281	4,324
	Sabre Corp.	379,315	4,267
	Alliance Data Systems Corp.	58,080	4,248
*	Qualys Inc.	41,091	3,904
	Perspecta Inc.	166,353	3,730
	Avnet Inc.	120,292	3,651
*	Coherent Inc.	29,533	3,597
	Blackbaud Inc.	60,383	3,327

		Shares	Market Value ($000)
*	Synaptics Inc.	41,689	3,242
	Vishay Intertechnology Inc.	160,900	3,115
*	Teradata Corp.	132,286	2,901
*	CommVault Systems Inc.	56,302	2,689
*	ViaSat Inc.	77,827	2,646
	InterDigital Inc.	37,388	2,240
	Belden Inc.	54,011	2,078
*	NetScout Systems Inc.	87,937	2,059
			388,793
Materials (5.7%)
	RPM International Inc.	158,009	13,906
	AptarGroup Inc.	78,389	9,902
	Reliance Steel & Aluminum Co.	77,563	9,137
	Royal Gold Inc.	79,767	8,812
	Steel Dynamics Inc.	243,062	8,801
	Scotts Miracle-Gro Co.	49,497	8,700
	Sonoco Products Co.	122,028	7,085
	Valvoline Inc.	225,085	5,130
	Ashland Global Holdings Inc.	66,196	4,976
	Chemours Co.	199,813	4,862
	Louisiana-Pacific Corp.	136,642	4,677
	Eagle Materials Inc.	50,802	4,623
	Avient Corp.	111,300	4,068
	United States Steel Corp.	267,467	3,795
	Olin Corp.	172,980	3,787
	Sensient Technologies Corp.	51,572	3,699
*	Ingevity Corp.	50,272	3,347
	NewMarket Corp.	8,915	3,296
	Silgan Holdings Inc.	95,888	3,241
	Commercial Metals Co.	144,510	2,877
	Cabot Corp.	68,527	2,838
	Compass Minerals International Inc.	41,196	2,573
	Minerals Technologies Inc.	41,411	2,512
	Worthington Industries Inc.	43,767	2,264
	O-I Glass Inc.	190,496	2,156
	Domtar Corp.	66,931	2,015
	Greif Inc. Class A	32,049	1,558
			134,637
Real Estate (9.1%)
	Medical Properties Trust Inc.	642,724	12,469
	Camden Property Trust	118,362	11,698
	CyrusOne Inc.	142,079	9,933
	Omega Healthcare Investors Inc.	275,884	9,717
	STORE Capital Corp.	277,240	9,027
	Lamar Advertising Co. Class A	105,014	8,360
*	Jones Lang LaSalle Inc.	62,943	8,327
	National Retail Properties Inc.	210,907	7,951
	Kilroy Realty Corp.	127,394	7,791
	Rexford Industrial Realty Inc.	150,472	7,211
	American Campus Communities Inc.	167,323	6,659
	EastGroup Properties Inc.	47,819	6,519
	CoreSite Realty Corp.	51,710	6,484
	First Industrial Realty Trust Inc.	154,661	6,477
	Life Storage Inc.	57,045	6,259
	Douglas Emmett Inc.	200,446	6,208
	Cousins Properties Inc.	180,670	6,036
	Brixmor Property Group Inc.	360,531	5,505

			Shares	Market Value ($000)
		Healthcare Realty Trust Inc.	165,492	4,882
		Hudson Pacific Properties Inc.	186,576	4,851
		Highwoods Properties Inc.	126,418	4,842
		Park Hotels & Resorts Inc.	286,701	4,679
		Rayonier Inc.	166,102	4,679
		Spirit Realty Capital Inc.	125,389	4,619
		Physicians Realty Trust	253,272	4,394
		JBG SMITH Properties	136,772	4,204
		Sabra Health Care REIT Inc.	250,183	4,123
		PotlatchDeltic Corp.	81,421	3,789
		Corporate Office Properties Trust	136,595	3,638
		EPR Properties	90,557	3,262
		PS Business Parks Inc.	24,436	3,221
		Taubman Centers Inc.	75,173	3,211
		Weingarten Realty Investors	146,164	3,056
		Pebblebrook Hotel Trust	158,982	2,941
		Service Properties Trust	200,469	2,378
		Urban Edge Properties	133,746	1,736
[1]		Macerich Co.	136,874	1,369
				212,505
Utilities (3.6%)
		Essential Utilities Inc.	271,031	12,272
		UGI Corp.	253,141	8,981
		OGE Energy Corp.	243,272	7,880
		MDU Resources Group Inc.	243,823	6,081
		IDACORP Inc.	61,366	5,559
		ONE Gas Inc.	64,375	5,097
		Hawaiian Electric Industries Inc.	132,814	4,759
		PNM Resources Inc.	96,903	4,759
		Black Hills Corp.	76,333	4,643
		National Fuel Gas Co.	110,663	4,556
		Southwest Gas Holdings Inc.	68,031	4,371
		Spire Inc.	62,667	4,008
		New Jersey Resources Corp.	116,754	3,856
		NorthWestern Corp.	61,581	3,572
		ALLETE Inc.	63,174	3,553
				83,947
Total Common Stocks (Cost $2,033,121)				2,348,354
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund	0.109%	72,203	7,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.096%	1/28/21	270	270
Total Temporary Cash Investments (Cost $7,488)					7,490
Total Investments (100.3%) (Cost $2,040,609)					2,355,844
Other Assets and Liabilities—Net (-0.3%)					(6,115)
Net Assets (100%)					2,349,729
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,607,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,287,000 was received for securities on loan, of which $7,220,000 is held in Vanguard Market Liquidity Fund and $1,067,000 is held in cash.
4	Securities with a value of $83,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2020	5	1,084	5

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,348,354	—	—	2,348,354
Temporary Cash Investments	7,220	270	—	7,490
Total	2,355,574	270	—	2,355,844

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	18	—	—	18
1	Represents variation margin on the last day of the reporting period.